Schedule II (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 0.2	$ 1.1	$ 2.4
Charged to Costs and Expenses (1)	0.0	(0.9)	(0.9)
Deductions (2)	0.0	0.0	(0.4)
Balance at End of Period	0.2	0.2	1.1
Inventory Valuation and Obsolescence [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	1.9	1.5	1.6
Charged to Costs and Expenses (1)	1.6	1.7	1.0
Deductions (2)	(0.6)	(1.3)	(1.1)
Balance at End of Period	2.9	1.9	1.5
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	14.1	14.7	16.2
Charged to Costs and Expenses (1)	0.0	0.0	0.2
Charged to Other Accounts (6)	0.0	0.2	0.6
Deductions (2)	(2.4)	(0.8)	(2.3)
Balance at End of Period	$ 11.7	$ 14.1	$ 14.7